Financial result	12 Months Ended
Dec. 31, 2019
Financial result
Financial result

15. Financial result

The details of financial result are presented for the years reported in the table below:

	Year Ended December 31,
	2019	2018	2017
	(€ in thousands)
Interest expense	(1,458)	(1,143)	(190)
Interest expense on lease liability (2018: Finance lease obligations)	(190)	(69)	(45)
Long-term debt	(993)	(944)	(100)
Expense from revaluation of derivative financial instruments	(215)	--	--
Other	(60)	(130)	(45)
Interest income	144	1,952	365
Payout of bond funds	126	58	11
Income from revaluation of derivative financial instruments	--	1,877	352
Other	18	17	2
Financial result	(1,314)	809	175